Segment information and geographic data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from external customers	$ 14,779	$ 22,652	$ 34,280
Intersegment revenues	6,786	6,513	3,288
Interest revenue	67	74	204
Interest expense	718	724	2,883
Depreciation and amortization	1,592	1,355	1,315
Segment income/(loss) before income taxes	(22,021)	(22,707)	(9,698)
Profit/(loss) from intersegment sales	323	310	157
Income tax (expense)/recovery	(9)	(13)	(53)
Other significant non cash items
Share-based compensation expense	393	5,414	1,660
Gain/(loss) on derivative liability	44	214	0
Interest and amortization of debt discount and expense	458	742	150
Segment assets	518,358	45,713	71,757
IoT
Revenues from external customers	14,317	20,504	29,404
Intersegment revenues	0	344	725
Interest revenue	8	36	37
Interest expense	12	29	275
Depreciation and amortization	1,501	1,298	1,299
Segment income/(loss) before income taxes	(2,038)	130	(1,232)
Profit/(loss) from intersegment sales	0	16	35
Income tax (expense)/recovery	0	0	2
Other significant non cash items
Share-based compensation expense	0	0	0
Gain/(loss) on derivative liability	0	0	0
Interest and amortization of debt discount and expense	0	0	0
Segment assets	11,031	15,794	19,082
mPKI
Revenues from external customers	462	2,148	4,876
Intersegment revenues	6,786	6,169	2,563
Interest revenue	59	38	167
Interest expense	707	695	2,608
Depreciation and amortization	91	57	16
Segment income/(loss) before income taxes	(19,983)	(22,837)	(8,466)
Profit/(loss) from intersegment sales	323	294	122
Income tax (expense)/recovery	(9)	(13)	(55)
Other significant non cash items
Share-based compensation expense	393	5,414	1,660
Gain/(loss) on derivative liability	44	214	0
Interest and amortization of debt discount and expense	458	742	150
Segment assets	$ 470,327	$ 29,919	$ 52,675